BALANCE SHEET COMPONENTS - Summary of Balance Sheet Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory:
Raw materials and manufacturing supplies	$ 34,008	$ 25,695
Work in process	213	306
Finished goods	75,866	32,783
Total inventory	110,087	58,784
Prepaid Expenses and Other Current Assets:
Advance to vendors	2,984	7,343
Prepaid insurance	8,441	125
Other	2,736	3,938
Total prepaid expenses and other current assets	14,161	11,406
Property, Plant and Equipment:
Total property, plant and equipment, gross	63,619	68,996
Less: Accumulated depreciation	(1,372)	(20,761)
Total property, plant and equipment, net	62,247	48,235
Accrued Expenses and Other Current Liabilities:
Accrued bonus	7,728	4,653
Accrued salaries	900	2,779
Accrued employee benefits	591	511
Accrued interest	5,341	79
Accrued purchases	1,930	2,347
Accrued taxes	355	2,905
Accrued construction	0	1,319
Other	2,180	1,452
Total accrued expenses and other current liabilities	19,025	16,045
Other Non-Current Liabilities:
LaderaTech contingent earn-out	19,979	19,816
Other	2,216	1,335
Total other non-current liabilities	22,195	21,151
Buildings
Property, Plant and Equipment:
Total property, plant and equipment, gross	4,021	6,768
Leasehold improvements
Property, Plant and Equipment:
Total property, plant and equipment, gross	2,301	1,146
Furniture and fixtures
Property, Plant and Equipment:
Total property, plant and equipment, gross	558	416
Machinery and equipment
Property, Plant and Equipment:
Total property, plant and equipment, gross	50,177	51,286
Vehicles
Property, Plant and Equipment:
Total property, plant and equipment, gross	4,579	4,311
Construction in progress
Property, Plant and Equipment:
Total property, plant and equipment, gross	$ 1,983	$ 5,069